PROPERTY, PLANT AND EQUIPMENT - Estimated Metal Prices (Details)	Dec. 31, 2018	May 31, 2017 $ / pound $ / ounce
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value	10.00%
Pirquitas plant assets | Silver
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Price per ounce, 2017 (usd per oz) | $ / ounce		17.93
Price per ounce, 2018 (usd per oz) | $ / ounce		18.72
Price per ounce, 2019 (usd per oz) | $ / ounce		19.14
Price per ounce, 2020 (usd per oz) | $ / ounce		19.53
Price per ounce, Long-term (usd per oz) | $ / ounce		19.65
Pirquitas plant assets | Lead
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Price per pound, 2017 (usd per lb)		1.01
Price per pound, 2018 (usd per lb)		1.03
Price per pound, 2019 (usd per lb)		1.02
Price per pound, 2020 (usd per lb)		0.99
Price per pound, Long-term (usd per lb)		0.94
Pirquitas plant assets | Zinc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Price per pound, 2017 (usd per lb)		1.27
Price per pound, 2018 (usd per lb)		1.31
Price per pound, 2019 (usd per lb)		1.24
Price per pound, 2020 (usd per lb)		1.18
Price per pound, Long-term (usd per lb)		1.06